Share Based Payments	12 Months Ended
Jun. 30, 2024
Share Based Payments [Abstract]
SHARE BASED PAYMENTS

16. SHARE BASED PAYMENTS

At the Annual General Meeting held on November 17, 2004, the shareholders approved the establishment of employee and consultant plans designed to reward directors, employees and consultants for their contributions to the Group. The plans are to be used as a method of retaining key personnel for the growth and development of the Group. Due to Alterity’s U.S. presence, a U.S. plan (the 2018 ADS Plan) and an Australian plan (the 2004 ASX Plan) were developed.

As of June 30, 2024, equity had been issued to 3 Directors, 1 Key Management Personnel, 7 employees and 4 consultants under the 2004 ASX Plan and 2018 ADS Plan.

As of June 30, 2023, equity had been issued to 4 Directors, 2 Key Management Personnel, 9 employees and 3 consultants under the 2004 ASX Plan and 2018 ADS Plan.

As of June 30, 2022, equity had been issued to 4 Directors, 2 former Directors, 2 Key Management Personnel, 10 employees and 4 consultants under the 2004 ASX Plan and 2018 ADS Plan.

At the 2004 Annual General Meeting, shareholders authorized the Group to issue in the aggregate up to 12 million ordinary shares under the two plans. This was increased to 22 million ordinary shares at the 2005 Annual General Meeting and further increased to 30 million ordinary shares at the 2007 Annual General Meeting, 45 million ordinary shares at the 2008 Annual General Meeting and 60 million ordinary shares at the 2009 Annual General Meeting. At the September 2020 General Meeting, shareholders authorized the Group to issue up to 157.5 million securities. At the 2020 Annual General Meeting, shareholders authorized the Group to issue up to 200 million ordinary shares. At the 2022 Annual General Meeting, shareholders authorized the Group to issue up to 240 million ordinary shares.

The Share Plan Committee, a sub-committee of the Remuneration Committee administers the two plans and is able to change the terms of the equity issued under them from the default terms.

Under the 2018 ADS Plan, the exercise price must equal or exceed the fair value of the ADS on the date the options are awarded. The option expiration date cannot exceed ten years from the date the options were awarded. The default vesting conditions are 25% per year on the date the options were awarded.

Under the 2004 ASX Plan, the exercise price must be equal or be less than the market value of the ordinary shares on ASX on the date of grant. The option expiration date cannot exceed ten years from the date the options were granted. The default vesting conditions are 25% per year on the date the options were granted.

Information with respect to the number of options granted under the 2004 ASX Plan and 2018 ADS Plan as follows:

	Years Ended June 30,
	2024		2023		2022
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	170,042,720	0.047	184,692,720	0.05	160,542,720	0.09
Issued during the year	217,000,000	0.004	-	-	45,150,000	0.04
Exercised during the year	-	-	-	-	-	-
Expired during the year	-	-	(13,150,000)	0.11	(7,000,000)	0.07
Forfeited during the year	(5,500,000)	0.036	(1,500,000)	0.02	(14,000,000)	0.09

Outstanding at year end	381,542,720	0.022	170,042,720	0.05	184,692,720	0.05

Vested and Exercisable at year end	195,708,100	0.033	87,280,755	0.06	60,150,000	0.09

Options outstanding at the end of the year have the following expiry date and exercise prices:

Series	Grant Date	Expiry Date	Exercise Price	Share options	Share options
			$A	2024	2023
ATHAAB	September 18, 2020	September 17, 2025	0.09	35,000,000	35,000,000
ATHAAD	January 7, 2021	January 6, 2026	0.03	91,392,720	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	0.04	14,250,000	19,250,000
ATHAAF	July 31, 2021	July 31, 2024	0.07	12,000,000	12,000,000
ATHAAG	November 21, 2021	November 29, 2026	0.02	11,900,000	12,400,000
ATHAAH	December 21, 2023	December 19, 2026	0.001	8,000,000	-
ATHAA	March 13, 2024	March 13, 2029	0.004	26,500,000	-
ATHAB	March 13, 2024	March 13, 2029	0.005	62,500,000	-
ATHAC	March 21, 2024	March 21, 2029	0.003	120,000,000
			Total	381,542,720	170,042,720

Weighted average remaining contractual life of options outstanding at end of period.	3.28 years	2.53 years

Risk free interest rate – This is the government bond rate (having a term that most closely resembles the expected life of the option) in effect at the grant date. The Australian government bond rate has been used for options which are exercisable for fully paid ordinary shares and the U.S. government bond rate has been used for options which are exercisable for ADRs.

Dividend yield – Alterity has never declared or paid dividends on its ordinary shares and does not anticipate paying any dividends in the foreseeable future.

Expected volatility – Alterity estimates expected volatility based on historical volatility over the estimated life of the option and other factors. Historical volatility has been the basis for determining expected share price volatility as it is assumed that this is indicative of future movements. The life of the options is based on historical exercise patterns, which may not eventuate in the future.

Expected life – This is the period of time that the options granted are expected to remain outstanding. This estimate is based primarily on historical trend of option holders to exercise their option near the date of expiry. As a result, the expected life is considered to equal the period from grant date to expiry date.

Model inputs –

The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:

Series	Grant Date	Exercise Price per Share	Share Price at Grant Date	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate	Fair Value per Options
		A$	A$					A$
ATHAAB	September 18,2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7,2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	5.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.0238	138.47%	5.00	0%	1.35%	0.021
ATHAAH	December 21, 2023	0.01	0.0065	133.87%	3.00	0%	3.67%	0.005
ATHAA	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAB	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAC	March 21, 2024	0.003	0.004	158.83%	5.00	0%	3.48%	0.004

Information with respect to the number of shares issued under the stock option plan as follows:

	Years Ended June 30,
	2024	2023	2022
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715

No shares were granted during the year ended June 30, 2024, 2023 and 2022.